UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock

Libertyville, Illinois  60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

Class I Shares (FVILX)

Class N Shares (FVALX)

Class R Shares (FVRLX)

 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2019

 (UNAUDITED)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.forestervalue.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Communication Services
3.46%
Consumer Discretionary
3.02%
Consumer Staples
12.09%
Energy
8.42%
Financials
11.91%
Health Care
16.08%
Industrials
6.36%
Information Technology
8.06%
Materials
0.90%
Utilities
6.40%
Put Options
0.96%
U.S. Government Obligations
4.52%
Money Market Fund
17.82%

Sectors are categorized using Global Industry Classification Standard (GICS).

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 76.72%

Communication Services - 3.47%
15,150	AT&T, Inc.	$ 573,276

Consumer Discretionary - 3.02%
12,800	Ebay, Inc.	498,944

Consumer Staples - 12.09%
7,700	Altria Group, Inc.	314,930
13,500	Conagra Brands, Inc.	414,180
10,000	General Mills, Inc.	551,200
6,000	Kraft Heinz Co.	167,610
6,400	Tyson Foods, Inc. Class A	551,296
		1,999,216
Energy - 8.42%
11,000	Baker Hughes A GE Co. Class A	255,200
12,400	BP Plc. ADR	471,076
5,250	Conocophillips	299,145
4,300	Valero Energy Corp.	366,532
		1,391,953
Financials - 11.91%
5,040	Allstate Corp.	547,747
1,900	Aon Plc. (United Kingdom)	367,783
3,600	Travelers Companies, Inc.	535,284
9,360	US Bancorp, Inc.	517,982
		1,968,796
Health Care - 16.09%
2,200	AbbVie, Inc.	166,584
4,500	Celgene Corp. *	446,850
1,700	Cigna Corp. *	258,043
5,500	CVS Health Corp.	346,885
2,000	Johnson & Johnson	258,760
18,000	Mylan NV (Netherlands) *	356,040
10,900	Pfizer, Inc.	391,637
2,000	UnitedHealth Group, Inc.	434,640
		2,659,439
Industrials - 6.36%
1,800	General Dynamics Corp.	328,914
1,520	Honeywell International, Inc.	257,184
12,300	Quanta Services, Inc.	464,940
		1,051,038

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Value

Information Technology - 8.06%
2,500	CDW Corp.	$ 308,100
2,300	International Business Machines Corp.	334,466
2,500	Microsoft Corp.	347,575
6,240	Oracle Corp.	343,387
		1,333,528
Materials - 0.90%
3,936	Newmont Goldcorp Corp.	149,253

Utilities - 6.40%
10,900	Exelon Corp.	526,579
8,600	Southern Co.	531,222
		1,057,801

TOTAL FOR COMMON STOCKS (Cost $8,688,863) - 76.72%		12,683,244

PUT OPTIONS PURCHASED (Premiums Paid $325,978) - 0.96%		158,300

Par Value		Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 4.52%
750,000	U.S. Government Treasury Bill, 0.00%, 12/19/2019	747,161

TOTAL FOR U.S GOVERNMENT AGENCIES & OBLIGATIONS (Cost $747,183) - 4.52%		747,161

Shares		Value

MONEY MARKET FUND - 17.82%
2,945,788	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 1.99% **	2,945,788

TOTAL FOR MONEY MARKET FUND (Cost $2,945,788) - 17.82%		2,945,788

TOTAL INVESTMENTS (Cost $12,707,812) - 100.02%		16,534,493

LIABILITIES LESS OTHER ASSETS, NET - (0.02)%		(2,387)

NET ASSETS - 100.00%		$ 16,532,106

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

ADR- American Depositary Receipt

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2019.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

SCHEDULE OF PUT OPTIONS PURCHASED

SEPTEMBER 30, 2019 (UNAUDITED)

Underlying Security	Counterparty	Contracts	Notional Amount **	Exercise Price	Expiration	Value

PUT OPTIONS * - 0.96%

S&P 500 Index Put	Interactive Brokers	70	$20,837,180	$ 2,850	10/18/2019	$ 70,700
S&P 500 Index Put	Interactive Brokers	30	$ 8,930,220	$ 2,850	11/15/2019	87,600
Total Put Options (Premiums Paid $325,978) - 0.96%						$158,300

* Non-income producing security during the period.

** The notional value is the total amount of a security's underlying asset at its spot price. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the spot price.

THE FORESTER VALUE FUND

SCHEDULE OF PUT OPTIONS PURCHASED

SEPTEMBER 30, 2019 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2019 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $12,707,812)	$ 16,534,493
Cash	1,007
Receivables:
Shareholder Subscriptions	1,836
Dividends and Interest	15,468
Total Assets	16,552,804
Liabilities:
Shareholder Redemptions	4,865
Due to Advisor	12,615
Administrative Fees	1,479
Distribution Fees	1,739
Total Liabilities	20,698
Net Assets	$ 16,532,106

Net Assets Consist of:
Paid In Capital	$ 11,274,614
Distributable Earnings	5,257,492
Net Assets	$ 16,532,106

Class I Shares:
Net Assets	$ 9,315,989
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	832,446
Net asset value, offering price, and redemption price per share	$ 11.19

Class N Shares:
Net Assets	$ 6,307,621
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	575,516
Net asset value, offering price, and redemption price per share	$ 10.96

Class R Shares:
Net Assets	$ 908,496
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	80,343
Net asset value, offering price, and redemption price per share	$ 11.31

THE FORESTER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2019 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

Investment Income:
Dividends	$ 184,402
Money Fund Dividends	44,601
Total Investment Income	229,003

Expenses:
Advisory Fees	80,211
Distribution (12b-1) Fees	11,013
Administration Fees	9,405
Total Expenses	100,629

Net Investment Income	128,374

Realized and Unrealized Gain (Loss) on Investments and Options:
Realized Gain (Loss) on:
Investments	680,337
Options	(883,925)
(203,588)
Net Change in Unrealized Depreciation on:
Investments	(482,059)
Options	(113,688)
(595,747)

Net Realized and Unrealized Loss on Investments and Options	(799,335)

Net Decrease in Net Assets Resulting from Operations	$ (670,961)

THE FORESTER VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	9/30/2019	3/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 128,374	$ 284,570
Net Realized Gain (Loss) on Investments and Options	(203,588)	7,035,552
Unrealized Depreciation on Investments and Options	(595,747)	(7,046,491)
Net Increase (Decrease) in Net Assets Resulting from Operations	(670,961)	273,631

Distributions to Shareholders:
Distributions:
Class I Shares	-	(200,517)
Class N Shares	-	(78,122)
Class R Shares	-	(7,276)
Total Distributions Paid to Shareholders	-	(285,915)

Capital Share Transactions	(2,298,833)	(12,012,467)

Total Decrease	(2,969,794)	(12,024,751)

Net Assets:
Beginning of Period	19,501,900	31,526,651

End of Period	$ 16,532,106	$ 19,501,900

THE FORESTER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2019		3/31/2019	3/31/2018	3/31/2017	3/31/2016	3/31/2015

Net Asset Value, at Beginning of Period	$ 11.61		$ 11.63	$ 11.36	$ 12.57	$ 12.86	$ 12.77

Income From Investment Operations:
Net Investment Income *	0.09		0.14	0.12	0.10	0.07	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.51)		0.03	0.27	(1.19)	(0.28)	0.07
Total from Investment Operations	(0.42)		0.17	0.39	(1.09)	(0.21)	0.15

Distributions:
Net Investment Income	-		(0.19)	(0.12)	(0.12)	(0.08)	(0.06)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		(0.19)	(0.12)	(0.12)	(0.08)	(0.06)

Net Asset Value, at End of Period	$ 11.19		$ 11.61	$ 11.63	$ 11.36	$ 12.57	$ 12.86

Total Return **	(3.62)%	(b)	1.57%	3.49%	(8.68)%	(1.60)%	1.16%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,316		$10,978	$20,474	$ 29,594	$62,964	$77,464
Ratio of Expenses to Average Net Assets	0.99%	(a)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	1.55%	(a)	1.22%	1.09%	0.65%	0.59%	0.63%
Portfolio Turnover	2.66%	(b)	38.45%	13.11%	12.76%	5.73%	13.72%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Assumes reinvestment of dividends.

(a) Annualized.

THE FORESTER VALUE FUND-CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS N

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2019		3/31/2019	3/31/2018	3/31/2017	3/31/2016	3/31/2015

Net Asset Value, at Beginning of Period	$ 11.39		$ 11.35	$ 11.12	$ 12.26	$ 12.54	$ 12.50

Income From Investment Operations:
Net Investment Income *	0.07		0.11	0.10	0.07	0.04	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.50)		0.04	0.26	(1.16)	(0.27)	0.07
Total from Investment Operations	(0.43)		0.15	0.36	(1.09)	(0.23)	0.12

Distributions:
Net Investment Income	-		(0.11)	(0.13)	(0.05)	(0.05)	(0.08)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		(0.11)	(0.13)	(0.05)	(0.05)	(0.08)

Net Asset Value, at End of Period	$ 10.96		$ 11.39	$ 11.35	$ 11.12	$ 12.26	$ 12.54

Total Return **	(3.78)%	(b)	1.37%	3.23%	(8.92)%	(1.86)%	0.96%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,308		$ 7,461	$ 9,768	$22,251	$ 37,732	$ 49,709
Ratio of Expenses to Average Net Assets	1.25%	(a)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	1.29%	(a)	0.99%	0.86%	0.39%	0.33%	0.36%
Portfolio Turnover	2.66%	(b)	38.45%	13.11%	12.76%	5.73%	13.72%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Assumes reinvestment of dividends.

(a) Annualized.

THE FORESTER VALUE FUND-CLASS N

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS R

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2019		3/31/2019	3/31/2018	3/31/2017	3/31/2016	3/31/2015

Net Asset Value, at Beginning of Period	$ 11.76		$ 11.72	$ 11.42	$ 12.58	$ 12.85	$ 12.80

Income From Investment Operations:
Net Investment Income *	0.06		0.09	0.07	0.04	0.01	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.51)		0.02	0.28	(1.19)	(0.24)	0.07
Total from Investment Operations	(0.45)		0.11	0.35	(1.15)	(0.23)	0.08

Distributions:
Net Investment Income	-		(0.07)	(0.05)	(0.01)	(0.04)	(0.03)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		(0.07)	(0.05)	(0.01)	(0.04)	(0.03)

Net Asset Value, at End of Period	$ 11.31		$ 11.76	$ 11.72	$ 11.42	$ 12.58	$ 12.85

Total Return **	(3.83)%	(b)	0.99%	3.05%	(9.14)%	(1.82)%	0.60%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 908		$ 1,063	$ 1,285	$ 1,487	$ 1,884	$ 1,686
Ratio of Expenses to Average Net Assets	1.50%	(a)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	1.03%	(a)	0.74%	0.64%	0.15%	0.08%	0.12%
Portfolio Turnover	2.66%	(b)	38.45%	13.11%	12.76%	5.73%	13.72%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Assumes reinvestment of dividends.

(a) Annualized.

THE FORESTER VALUE FUND-CLASS R

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

1.) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares: The Forester Value Fund and The Forester Discovery Fund. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund"). Forester Capital Management, Ltd. (the “Advisor”) serves as the Fund’s investment advisor. The Fund currently offers three classes of shares, Class I shares, Class N shares and Class R shares. Each class of shares commenced operations on the following dates: Class I shares June 8, 2009, Class N shares September 10, 1999 and Class R shares December 28, 2010. Each class differs as to administrative and distribution fees, such that Class I shares have no distribution fees but there is a higher minimum initial investment required.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Fund.

The objective of the Fund is to seek long-term growth of capital.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2019) or expected to be taken in the Fund’s 2019 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis.   Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums are amortized over the useful lives of the respective securities.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Options - The Fund may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements,

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

3.)  SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads, and market collaborated inputs.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available, which may include the company’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

U.S. government obligations - U.S. government obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. US Treasury Bills are included in level 1 of the fair value hierarchy.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price.  These securities will be categorized in level 2 of the fair value hierarchy if valued at other than closing price.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2019:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 12,683,244	$ -	$ -	$ 12,683,244
Put Options Purchased	158,300	-	-	158,300
U.S. Government Agencies & Obligations	747,161	-	-	747,161
Money Market Fund	2,945,788	-	-	2,945,788
	$ 16,534,493	$ -	$ -	$ 16,534,493

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

The Fund did not hold any Level 3 assets during the six months ended September 30, 2019. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

4.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement – The Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.  The Advisor receives a management fee of 0.89% of the Fund’s average daily net assets for Class I, Class N and Class R. For the six months ended September 30, 2019, the Advisor earned a management fee of $45,329 for Class I, $30,557 for Class N, and $4,325 for Class R. The Fund owes the Advisor $12,615 for management fees as of September 30, 2019.

Administrative Fee - The Fund pays the Advisor an administration fee for all other normal operating expenses of 0.10% for Class I, 0.11% for Class N and Class R.  For the six months ended September 30, 2019, the Advisor earned a fee of $5,093 for Class I, $3,777 for Class N and $535 for Class R.  The Fund owes the Advisor $1,479 at September 30, 2019 for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N and Class R shares of the Fund.  This expense is limited to 0.25% of Class N average net assets and 0.50% of Class R average net assets.   For the six months ended September 30, 2019, the Fund accrued $8,583 for Class N and $2,430 for Class R. The Fund owes the Advisor $1,739 at September 30, 2019 for distribution fees.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

Related Party - Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

5.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, purchases and sales of investment securities, other than short-term investments, options and U.S. Government Securities, aggregated $362,840 and $2,345,922, respectively; purchases and sales of options aggregated $1,969,882 and $993,909, respectively; purchases and sales of U.S. Government Securities aggregated $4,231,104 and 7,496,686, respectively.

6.) DERIVATIVE TRANSACTIONS

The Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of its derivative activities during the six months ended September 30, 2019.

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund had no outstanding written options at September 30, 2019.

As of September 30, 2019, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Index Contracts
Put Options Purchased	$ 158,300
Total Assets	$ 158,300

For the six months ended September 30, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Index Contracts	Total
Put options purchased	$ (113,688)	$ (113,688)

Net realized loss on:	Equity Index Contracts	Total
Put options purchased	$ (883,925)	$ (883,925)

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

7.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2019, there were 5,000,000,000 shares of capital stock for the Company with a par value of $0.0001 authorized. The total par value and paid in capital totaled $11,274,614.  Transactions in capital stock were as follows:

	Six months ended September 30, 2019		Year ended March 31, 2019
CLASS I SHARES	Shares	Amount	Shares	Amount
Shares sold	16,340	$ 187,481	44,904	$ 517,893
Shares issued in reinvestment of dividends	-	-	17,493	193,125
Shares redeemed	(129,170)	(1,475,970)	(877,229)	(10,174,495)
Net decrease	(112,830)	$ (1,288,489)	(814,832)	$ (9,463,477)

	Six months ended September 30, 2019		Year ended March 31, 2019
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	3,601	$ 40,314	104,316	$ 1,165,331
Shares issued in reinvestment of dividends	-	-	6,971	75,496
Shares redeemed	(83,234)	(934,519)	(316,543)	(3,565,359)
Net decrease	(79,633)	$ (894,205)	(205,256)	$ (2,324,532)

	Six months ended September 30, 2019		Year ended March 31, 2019
CLASS R SHARES	Shares	Amount	Shares	Amount
Shares sold	2,711	$ 31,693	7,952	$ 92,684
Shares issued in reinvestment of dividends	-	-	650	7,276
Shares redeemed	(12,714)	(147,832)	(27,920)	(324,418)
Net decrease	(10,003)	$ (116,139)	(19,318)	$ (224,458)

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

8.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year. As of March 31, 2019, the Fund’s most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain

 $   1,014,988

Undistributed Ordinary Income

         437,047

Net Unrealized Appreciation of Investments

      4,476,418

Total Distributable Earnings

$    5,928,453

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following year.  The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.  The Fund utilized $5,228,904 of its capital loss carry forward during the fiscal year ended March 31, 2019.

As of September 30, 2019, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities inclusive of derivative contracts were as follows:

Gross unrealized appreciation on investment securities	$ 4,759,622
Gross unrealized depreciation on investment securities	(932,941)
Net unrealized appreciation on investment securities	$ 3,826,681

Tax cost of investment securities, including short-term investments	$ 12,707,812

The tax character of distributions paid during the years ended March 31, 2019 and 2018 are as follows:

Ordinary income:	March 31, 2019	March 31, 2018
Class I Shares	$ 200,517	$ 247,702
Class N Shares	78,122	118,868
Class R Shares	7,276	5,353
Total	$ 285,915	$ 371,923

No distributions were paid during the six months ended September 30, 2019.

9.) COMMITMENTS AND CONTINGENCIES

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2019, UBS Financial Services, Inc., in omnibus accounts, for the benefit of others, in aggregate, owned approximately 43% of the Fund and may be deemed to control the Fund.

11.) NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework –Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2019 (UNAUDITED)

 Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through September 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

The Forester Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 through September 30, 2019

Actual	$1,000.00	$963.82	$4.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.10	$5.01

* Expenses are equal to the Fund's annualized expense ratio of .99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Forester Value Fund - Class N

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 through September 30, 2019

Actual	$1,000.00	$962.25	$6.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Forester Value Fund - Class R

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 through September 30, 2019

Actual	$1,000.00	$961.73	$7.38
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2019 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 59	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009.
Stanley Simpson 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 61	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 60	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 60	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director, except Mr. Forester, is paid a total fee of $1,250 annually by the Advisor. The fee has not been paid in the six months ended September 30, 2019.

THE FORESTER VALUE FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2019 (UNAUDITED)

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2019 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

Forester Discovery Fund

(INTLX)

 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2019

(UNAUDITED)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.forestervalue.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER DISCOVERY FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio investments.

Sectors are categorized using Global Industry Classification Standard (GICS).

1

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 70.35%

Communication Services - 4.88%
4,380	Deutsche Telekom AG ADR *	$ 73,190
4,450	KT Corp. ADR *	50,330
		123,520
Consumer Discretionary - 5.35%
3,090	Michelin (CGDE) ADR	68,737
3,900	Volkswagen AG ADR	66,807
		135,544
Consumer Staples - 10.03%
325	Diageo Plc. ADR	53,144
3,010	Essity AB ADR	88,043
2,040	Imperial Brands Group PLC ADR	46,104
1,110	Unilever Plc. ADR	66,711
		254,002
Energy - 7.02%
1,910	BP Plc. ADR	72,561
2,060	Equinor ASA ADR	39,037
1,080	Suncor Energy, Inc. (Canada)	34,106
620	Total SA ADR	32,240
		177,944
Financials - 16.79%
4,050	AXA Group ADR	102,769
1,890	HSBC Holdings PLC ADR	72,330
1,780	Prudential PLC ADR	64,774
3,000	Swiss RE AG ADR	78,300
1,840	The Toronto-Dominion Bank NY (Canada)	107,198
		425,371
Health Care - 8.31%
2,600	GlaxoSmithKline PLC ADR	110,968
2,150	Sanofi ADR	99,610
		210,578
Industrials - 3.64%
1,720	Siemens AG ADR *	92,166

Information Technology - 3.21%
690	SAP SE ADR	81,330

Materials - 6.52%
9,160	Amcor Ltd. ADR (Australia)	89,310
2,000	Newmont Goldcorp Corp.	75,840

2

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

165,150
The accompanying notes are an integral part of these financial statements.

3

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Value

Utilities - 4.60%
4,760	Red Electrica Corp. SA ADR	47,933
2,200	RWE AG ADR	68,706
		116,639

TOTAL FOR COMMON STOCKS (Cost $1,485,395) - 70.35%		1,782,244

PUT OPTIONS PURCHASED (Premiums Paid $6,698) - 0.17%		4,250

Par Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 4.33%
110,000	U.S. Government Treasury Bill, 0.00%, 11/14/2019	109,761

TOTAL FOR U.S GOVERNMENT AGENCIES & OBLIGATIONS (Cost $109,755) - 4.33%		109,761

MONEY MARKET FUND - 24.33%
616,256	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 1.99% **	616,256

TOTAL FOR MONEY MARKET FUND (Cost $616,256) - 24.33%		616,256

TOTAL INVESTMENTS (Cost $2,218,104) - 99.18%		2,512,511

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.82%		20,682

NET ASSETS - 100.00%		$ 2,533,193

4

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

ADR- American Depositary Receipt

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2019.

The accompanying notes are an integral part of these financial statements.

5

THE FORESTER DISCOVERY FUND

SCHEDULE OF PUT OPTIONS PURCHASED

SEPTEMBER 30, 2019 (UNAUDITED)

Underlying Security	Counterparty	Contracts	Notional Amount **	Exercise Price	Expiration	Value

PUT OPTIONS * - 0.17%

iShares MSCI EAFE ETF Put	Interactive Brokers	250	$1,630,250	$ 63	10/18/2019	$ 4,250
Total Put Options (Premiums Paid $6,698) - 0.17%						$ 4,250

* Non-income producing security during the period.

6

THE FORESTER DISCOVERY FUND

SCHEDULE OF PUT OPTIONS PURCHASED

SEPTEMBER 30, 2019 (UNAUDITED)

** The notional value is the total amount of a security's underlying asset at its spot price. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the spot price.

The accompanying notes are an integral part of these financial statements.

7

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2019 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $2,218,104)	$ 2,512,511
Deposit with Broker	18,041
Receivables:
Dividends and Interest	5,718
Total Assets	2,536,270

Liabilities
Due to Advisor	2,318
Administrative Fees	759
Total Liabilities	3,077

Net Assets	$ 2,533,193

Net Assets Consist of:
Paid In Capital	$ 2,478,875
Distributable Earnings	54,318
Net Assets, for 204,588 Shares Outstanding (with par value of $0.0001 per share)	$ 2,533,193

Net Asset Value Per Share	$ 12.38

8

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2019 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

9

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

Investment Income:
Dividends (net of $7,873 of foreign tax withheld)	$ 33,344
Money Fund Dividends	8,084
Total Investment Income	41,428

Expenses:
Advisory Fees	13,638
Administration Fees	4,773
Total Expenses	18,411

Net Investment Income	23,017

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss):
Investments	174,981
Options	(50,826)
124,155

Change in Unrealized Appreciation (Depreciation) on:
Investments	(214,856)
Options	2,877
(211,979)

Net Realized and Unrealized Loss on Investments	(87,824)

Net Decrease in Net Assets Resulting from Operations	$ (64,807)

10

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

11

THE FORESTER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	9/30/2019	3/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 23,017	$ 62,188
Net Realized Gain (Loss) on Investments and Options	124,155	(51,706)
Unrealized Depreciation on Investments and Options	(211,979)	(278,067)
Net Decrease in Net Assets Resulting from Operations	(64,807)	(267,585)

Distributions to Shareholders:
Distributions	-	(61,395)
Total Distributions Paid to Shareholders	-	(61,395)

Capital Share Transactions	(374,391)	(1,140,643)

Total Decrease	(439,198)	(1,469,623)

Net Assets:
Beginning of Period	2,972,391	4,442,014

End of Period	$ 2,533,193	$ 2,972,391

12

THE FORESTER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

13

THE FORESTER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2019		3/31/2019	3/31/2018	3/31/2017	3/31/2016	3/31/2015

Net Asset Value, at Beginning of Period	$ 12.69		$ 13.88	$ 13.57	$ 13.63	$ 13.67	$ 14.34

Income From Investment Operations:
Net Investment Income *	0.11		0.22	0.18	0.09	0.03	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.42)		(1.18)	0.32	(0.07)	(0.03)	(0.18)
Total from Investment Operations	(0.31)		(0.96)	0.50	0.02	0.00	(0.17)

Distributions:
Net Investment Income	-		(0.23)	(0.19)	(0.08)	(0.04)	(0.09)
Realized Gains	-		-	-	-	-	(0.41)
Total from Distributions	-		(0.23)	(0.19)	(0.08)	(0.04)	(0.50)

Net Asset Value, at End of Period	$ 12.38		$ 12.69	$ 13.88	$ 13.57	$ 13.63	$ 13.67

Total Return **	(2.44)%	(b)	(6.86)%	3.67%	0.19%	(0.03)%	(1.13)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,533		$ 2,972	$ 4,442	$ 5,188	$ 7,443	$ 7,250
Ratio of Expenses to Average Net Assets	1.35%	(a)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	1.69%	(a)	1.66%	1.30%	0.69%	0.23%	0.10%
Portfolio Turnover	10.41%	(b)	9.43%	1.56%	12.63%	10.22%	9.73%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

14

THE FORESTER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

15

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

(1) ORGANIZATION

Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares: The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999. Forester Capital Management, Ltd. (the “Advisor”) serves as the Fund’s investment advisor.

The objective of the Fund is to seek long-term growth of capital.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes

The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2019) or expected to be taken in the Fund’s 2019 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2019, the Fund did not incur any interest or penalties.

16

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

Security Transactions, Investment Income and Distributions To Shareholders

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Options

The Fund may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

Use of Estimates In Financial Statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

17

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

(3) SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads, and market collaborated inputs.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available, which may include the company’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

18

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

U.S. government obligations - U.S. government obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. US Treasury Bills are included in level 1 of the fair value hierarchy.

Derivative instruments (put and call options) - Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price.  These securities will be categorized in level 2 of the fair value hierarchy if valued at other than closing price.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2019:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 1,782,244	$ -	$ -	$ 1,782,244
Put Option Purchased	-	4,250	-	4,250
U.S. Government Agencies & Obligations	109,761	-	-	109,761

19

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

Money Market Fund	616,256	-	-	616,256
	$ 2,508,261	$ 4,250	$ -	$ 2,512,511

The Fund did not hold any level 3 assets during the six months ended September 30, 2019. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

* Industry classifications of these categories are detailed in the Fund’s Schedule of Investments.

(4) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

For the six months ended September 30, 2019, the "Advisor" provided the Fund with investment management services under an Investment Advisory Agreement.  Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Fund, and pays the salaries and fees of all officers and directors of the Fund (except the fees paid to directors who are not interested persons of the Advisor).   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2019, the Advisor earned $13,638 for Advisory services.  The Fund owed the Advisor $2,318 for advisory fees at September 30, 2019.

Administrative Agreement

For the six months ended September 30, 2019, Forester Capital Management, Ltd. provided the Fund with administrative services.  As an administrator, the Advisor oversees the fund accountant and transfer agent.  For this service the Advisor receives a monthly fee at the annual rate of 0.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2019, the Advisor earned $4,773 for administrative services.  The Fund owed the Advisor $759 for administration fees at September 30, 2019.

Distribution Agreement and Plan

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 0.25% of the Fund's average net assets.   The Fund has not implemented the 12b-1 Plan and does not foresee doing so in the coming year. The Board adopted the Plan so that, if and when necessary, the Fund would have available sufficient resources to pay third parties who provide eligible services to the Fund.

Related Party

Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company. Mr. Forester receives benefits from the Advisor resulting from management fees and administration fees paid to the Advisor by the Fund.

20

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

(5) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, purchases and sales of securities, other than short-term investments, options and U.S. Government Securities, aggregated $203,702 and $727,963, respectively; purchases and sales of options aggregated $213,113 and $174,414, respectively; purchases and sales of U.S. Government Securities aggregated $218,939 and $110,000, respectively.

(6) DERIVATIVES TRANSACTIONS

The Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of its derivative activities during the six months ended September 30, 2019.

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund had no outstanding written options at September 30, 2019.

As of September 30, 2019, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Put Options Purchased	$ 4,250
Total Assets	$ 4,250

For the six months ended September 30, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation on:	Equity Contracts	Total
Put options purchased	$ 2,877	$ 2,877

Net realized gain (loss) on:	Equity Contracts	Total
Put options purchased	$ (50,826)	$ (50,826)

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose the

21

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of

22

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

(7) CAPITAL SHARE TRANSACTIONS:

As of September 30, 2019, there were 5,000,000,000 shares of capital stock for the Company with a par value of $0.0001 authorized. The total paid in capital totaled $2,478,875. Transactions in capital stock were as follows:

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	599	$ 7,504	8,566	$ 116,410
Shares issued in reinvestment of dividends	-	-	4,791	59,317
Shares redeemed	(30,237)	(381,895)	(99,233)	(1,316,370)
Net decrease	(29,638)	$(374,391)	(85,876)	$(1,140,643)

(8) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.

As of March 31, 2019 the Fund's most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

 $       7,674

Post October capital loss

       (90,612)

Net Unrealized Appreciation

      502,717

Capital loss carryforwards:

Indefinite - short term

    (300,654)

Total Distributable Earnings

 $   119,125

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry forward remains.

23

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

The Fund utilized $130,541 of its capital loss carry forward during the fiscal year ended March 31, 2019.

As of September 30, 2019, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities inclusive of derivative contracts were as follows:

Gross unrealized appreciation on investments	$ 346,993
Gross unrealized depreciation on investments	(52,586)
Net unrealized appreciation on investments	$ 294,407

Tax cost of investments, including short-term investments (a)	$ 2,218,104

(a) The difference between book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The tax character of distributions paid during the years ended March 31, 2019, and 2018 are as follows:

	March 31, 2019	March 31, 2018
Ordinary income	$ 61,395	$ 61,207

No distributions were paid during the six months ended September 30, 2019.

(9) COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(10) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2019, Charles Schwab & Co., Inc. and National Financial Service Corp., on behalf of others, each owned approximately 30% and 34%, respectively, of the Fund.

(11) NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework –Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In

24

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

25

THE FORESTER DISCOVERY FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2019 (UNAUDITED)

 Expense Example

As a shareholder of the Forester Discovery Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through September 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 through September 30, 2019

Actual	$1,000.00	$975.57	$6.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

26

THE FORESTER DISCOVERY FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2019 (UNAUDITED)

 The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 59	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009.
Stanley Simpson 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 61	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 60	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 60	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager.

27

THE FORESTER DISCOVERY FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2019 (UNAUDITED)

Each Director, except Mr. Forester, is paid a total fee of $1,250 annually by the Advisor. The fee has not been paid in the six months ended September 30, 2019.

28

THE FORESTER DISCOVERY FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2019 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

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Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 3, 2019